Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (e)	Total Shareholder Return ($) (f)	Peer Group Shareholder Return ($) (g)	Net Income (in thousands) ($) (h)	Income from Operations (in thousands) ($) (i)
2024	19,033,392	19,033,392	4,103,916	4,142,222	447.02	129.61	633,125	920,350
2023	19,781,002	18,691,804	4,012,668	3,945,318	322.05	128.64	408,375	834,451
2022	14,689,127	14,689,127	3,080,257	3,219,288	176.08	133.81	430,158	641,047
2021	13,545,136	13,512,275	2,937,130	2,982,161	212.36	124.18	189,580	439,171
2020	12,467,192	12,280,332	2,398,616	2,400,346	91.05	107.23	172,493	313,378

Company Selected Measure Name	Income from Operations
Named Executive Officers, Footnote
The amount reported for each year in column (c) is equal to (i) the amount reported in column (b) for J. Frank Harrison, III, Coca‑Cola Consolidated’s principal executive officer (“PEO”) for each of the covered years, minus (ii) the aggregate change in the present value of Mr. Harrison’s benefits under the ORP during the covered year plus (iii) the aggregate value of Mr. Harrison’s benefits under the ORP attributable to his service during the covered year. Mr. Harrison fully accrued his benefit under the ORP prior to 2020 and benefit accruals under the Company’s traditional, tax-qualified defined benefit pension plan (which was terminated effective May 31, 2022) were frozen in 2006. Therefore, there were no service costs for benefit accruals by Mr. Harrison under the ORP during the covered years. Mr. Harrison did not receive any stock or option awards during the covered years.
The amount reported for each year in column (e) is equal to (i) the amount reported in column (d) for F. Scott Anthony, David M. Katz, Robert G. Chambless and E. Beauregarde Fisher III, the non-PEO named executive officers for each of the covered years, minus (ii) the average of the aggregate change in the present value of their benefits under the ORP during the covered year plus (iii) the average of the aggregate value of their benefits under the ORP attributable to their service during the covered year. None of the non-PEO named executive officers received any stock or option awards during the covered years.

Peer Group Issuers, Footnote
The amounts shown in column (g) assume $100 was invested on December 27, 2019 in each of the companies in a peer group composed of Keurig Dr Pepper Inc., National Beverage Corp., The Coca‑Cola Company and PepsiCo, Inc., and that all dividends were reinvested on a quarterly basis. The returns for the companies included in the peer group have been weighted on the basis of the total market capitalization for each company.

The previous peer group was composed of Keurig Dr Pepper Inc., National Beverage Corp., The Coca‑Cola Company, Primo Water Corporation (f/k/a Cott Corporation) and PepsiCo, Inc. Primo Water Corporation is no longer in the peer group due to its merger with BlueTriton Brands, Inc. effective November 11, 2024, which resulted in the formation of a new company, Primo Brands Corporation.

PEO Total Compensation Amount	$ 19,033,392	$ 19,781,002	$ 14,689,127	$ 13,545,136	$ 12,467,192
PEO Actually Paid Compensation Amount	$ 19,033,392	18,691,804	14,689,127	13,512,275	12,280,332
Adjustment To PEO Compensation, Footnote
The following table provides information regarding the calculation for the Compensation Actually Paid (“CAP”) to Mr. Harrison for fiscal years 2024, 2023, 2022, 2021 and 2020:

Year	Summary Compensation Table Total for PEO ($)	Deduct Aggregate Change in Actual Present Value in ORP ($)	Add Service Costs & Prior Service Costs for ORP ($)	Compensation Actually Paid to PEO ($)
2024	19,033,392	—	—	19,033,392
2023	19,781,002	1,089,198	—	18,691,804
2022	14,689,127	—	—	14,689,127
2021	13,545,136	32,861	—	13,512,275
2020	12,467,192	186,860	—	12,280,332

Non-PEO NEO Average Total Compensation Amount	$ 4,103,916	4,012,668	3,080,257	2,937,130	2,398,616
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,142,222	3,945,318	3,219,288	2,982,161	2,400,346
Adjustment to Non-PEO NEO Compensation Footnote
The following table provides information regarding the calculation for the CAP to the non-PEO named executive officers for fiscal years 2024, 2023, 2022, 2021 and 2020:

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Deduct Average of the Aggregate Change in Actual Present Value in ORP ($)	Add Average Service Costs & Prior Service Costs for ORP ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2024	4,103,916	93,895	132,201	4,142,222
2023	4,012,668	181,313	113,962	3,945,318
2022	3,080,257	—	139,032	3,219,288
2021	2,937,130	85,045	130,076	2,982,161
2020	2,398,616	102,672	104,402	2,400,346

Compensation Actually Paid vs. Total Shareholder Return
The graph below reflects the relationship between the PEO and average non-PEO named executive officer CAP and the Company’s cumulative indexed total shareholder return (TSR) (assuming an initial fixed investment of $100 on December 27, 2019) for fiscal years 2020, 2021, 2022, 2023 and 2024:

Compensation Actually Paid vs. Net Income	The graph below reflects the relationship between the PEO and average non-PEO named executive officer CAP and the Company’s net income for fiscal years 2020, 2021, 2022, 2023 and 2024:
Compensation Actually Paid vs. Company Selected Measure	The graph below reflects the relationship between the PEO and average non-PEO named executive officer CAP and the Company’s income from operations for fiscal years 2020, 2021, 2022, 2023 and 2024:
Tabular List, Table

Most Important Financial Performance Measures
1	Income from Operations
2	EBIT(1)
3	EBIT Margin(1)
4	Free Cash Flow(1)
5	Revenue(1)

Total Shareholder Return Amount	$ 447.02	322.05	176.08	212.36	91.05
Peer Group Total Shareholder Return Amount	129.61	128.64	133.81	124.18	107.23
Net Income (Loss)	$ 633,125,000	$ 408,375,000	$ 430,158,000	$ 189,580,000	$ 172,493,000
Company Selected Measure Amount	920,350,000	834,451,000	641,047,000	439,171,000	313,378,000
PEO Name	J. Frank Harrison, III
Additional 402(v) Disclosure
The amounts shown in column (f) assume $100 was invested on December 27, 2019 (the last trading day of the Company’s fiscal year ended December 29, 2019) in Common Stock, and that all dividends were reinvested on a quarterly basis.
The amounts shown in column (i) are income from operations as reported in the Company’s consolidated statements of operations for fiscal years 2024, 2023, 2022, 2021 and 2020.

Measure:: 1
Pay vs Performance Disclosure
Name	Income from Operations
Measure:: 2
Pay vs Performance Disclosure
Name	EBIT(1)
Measure:: 3
Pay vs Performance Disclosure
Name	EBIT Margin(1)
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow(1)
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue(1)
PEO | Adjustment, Deduct Aggregate Change In Actual Present Value In Pension Plan And ORP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,089,198)	$ 0	$ (32,861)	$ (186,860)
PEO | Adjustment, Add Service Costs And Prior Service Costs For ORP Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Adjustment, Deduct Aggregate Change In Actual Present Value In Pension Plan And ORP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(93,895)	(181,313)	0	(85,045)	(102,672)
Non-PEO NEO | Adjustment, Add Service Costs And Prior Service Costs For ORP Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 132,201	$ 113,962	$ 139,032	$ 130,076	$ 104,402